Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,028,356	$ 1,045,814
Interests in associates and joint ventures	29,446	29,609
Total external assets	2,985,420	2,957,939
Customer accounts	1,651,301	1,710,574
Operating segments
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,028,356	994,702	$ 994,555
Interests in associates and joint ventures	29,446	28,560	27,918
Total external assets	2,985,420	2,812,349	2,790,476
Customer accounts	$ 1,651,301	1,627,174	$ 1,565,942
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		51,112
Interests in associates and joint ventures		1,049
Total external assets		145,590
Customer accounts		83,400
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Loans and advances to customers (net)		1,028,356
Customer accounts		$ 1,651,301